Long-Term Investment (Details) - Schedule of long-term investment - USD ($)		Mar. 31, 2022	Mar. 31, 2021
Debt Instrument [Line Items]
Advance to suppliers, net		$ 4,416,891	$ 3,981,986
Kahamadi Bio [Member]
Debt Instrument [Line Items]
Advance to suppliers, net	[1]
Zhetong Medical [Member]
Debt Instrument [Line Items]
Advance to suppliers, net	[2]	$ 4,416,891	$ 3,981,986

[1]	It represents 49% investment in Kahamadi Bio. The investment is recorded using the equity method. Kahamadi Bio suffered loss of $0 and $6,217 in the year ended March 31, 2022 and 2021.
[2]	It represents 39% investment in Zhejiang Zhetong Medical Co., Ltd. (“Zhetong Medical”). Zhetong Medical was established in March 2020 to target potential acquisitions or to cooperate with local pharmacies. By attracting more funds from local investors, the Company expects to continue growing its local network in the future. In the year ended March 31, 2021, Jiuzhou Pharmacy injected funds of approximately $1,443,752 into Zhetong Medical. The investment is recorded based on equity method.